Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
changes in accumulated other comprehensive income by component, net of tax,
The changes in accumulated other comprehensive income by component, net of tax, are as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available- for-sale investments	Total
	RMB	RMB	RMB
	(In millions)
	(unaudited)
Balance at December 31, 2018	(1,700)	1,910	210

Other comprehensive (loss) income before reclassification	(192)	1,085	893
Amounts reclassified from accumulated other comprehensive income	—	(884)	(884)

Net current-period other comprehensive (loss) income	(192)	201	9
Other comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	17	—	17

Balance at June 30, 2019	(1,875)	2,111	236

Balance at December 31, 2019	(2,584)	1,201	(1,383)

Other comprehensive (loss) income before reclassification	(11)	234	223
Amounts reclassified from accumulated other comprehensive income	—	(396)	(396)

Net current-period other comprehensive loss	(11)	(162)	(173)
Other comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(84)	—	(84)

Balance at June 30, 2020	(2,679)	1,039	(1,640)

Balance at June 30, 2020, in US$	(379)	147	(232)

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the six month periods ended June 30, 2019 and 2020:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Unrealized gains on available-for-sale investments
Other comprehensive ( loss ) /income before reclassification	(171)	(40)	(6)
Amounts reclassified from accumulated other comprehensive income	127	63	9

Net current-period other comprehensive (loss) income	(44)	23	3